Segment Reporting - Additional Information (Details) - segment	3 Months Ended	6 Months Ended	14 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021
Segment Reporting [Abstract]
Number of reportable segments	1	1	1